CONVERTIBLE PROMISSORY NOTE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Mar. 16, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price	$ 10.05	$ 10.05		$ 10.05	$ 10.05
Sale of stock				$ 3,867,050	$ 3,867,050
GNQ INSILICO INC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants	$ 176,340	$ 176,340		176,340			$ 176,340	$ 176,340
Fair value of warrants		443,984
Gross proceeds		250,000
Accrued interest on promissory note	1,042	1,042
Net gain	15,022	(15,022)
Fair value	80,465	80,465		80,465		$ 89,806
Principal amount	251,042	251,042		251,042		250,000	$ 5,000,000
Annual principal payment	$ 170,577	$ 170,577		$ 170,577		160,194
Stock price	$ 18.5461	$ 18.5461		$ 18.5461			$ 10
Sale of stock	$ 500,000,000
Diluted share amount	26,959,850
Accrued interest	$ 1,042	$ 1,042		$ 1,042
GNQ INSILICO INC [Member] | Note And Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate percentage	43.69%	43.69%		43.69%
Secured Promissory Note [Member] | GNQ INSILICO INC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate percentage	10.00%	10.00%		10.00%
Letter Agreement [Member] | Bridge Financing [Member] | GNQ INSILICO INC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Secured convertible promissory note amount	$ 2,000,000	$ 2,000,000		$ 2,000,000
Letter Agreement [Member] | Secured Promissory Note [Member] | GNQ INSILICO INC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants	$ 250,000	$ 250,000		$ 250,000		$ 250,000
Interest rate percentage						10.00%